INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	—	—	2
Over-provision in prior year	(125)	(1,057)	—
Deferred tax benefits	(74)	(58)	(68)
Income tax (benefits) expenses	(199)	(1,115)	(66)

Schedule of net loss before income tax

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net loss before income tax from PRC operations	(104,524)	(92,498)	(251,302)
Net loss before income tax from non-PRC operations	(2,891)	(153,444)	(49,529)
Total net loss before income tax	(107,415)	(245,942)	(300,831)

Schedule of reconciliation between the effective income tax rate and statutory income tax rate

	For the Year ended December 31,
	2020	2021	2022
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	0.10%	(4.39)%	(3.09)%
Non-deductible expenses	(0.30)%	(17.98)%	(6.12)%
Effect of super deduction on R&D expenses	38.83%	34.83%	41.00%
Effect of change of valuation allowance	(63.56)%	(37.44)%	(56.77)%
Over provision for prior years	0.12%	0.43%	—
Income tax expenses	0.19%	0.45%	0.02%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	220,480	373,215
– Deductible temporary differences	11,562	31,348
– Deferred revenue	9,443	6,294
Less: valuation allowance	(241,485)	(410,857)
Net deferred tax assets	—	—
Deferred tax liabilities
– Identifiable intangible assets from business combination.	466	439
Total deferred tax liabilities	466	439

Schedule of movement of valuation allowance

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	67,985	136,269	241,485
Addition	68,284	105,216	169,372
Total	136,269	241,485	410,857